Operations and Reorganization - The Group (Details)	12 Months Ended
Dec. 31, 2018
Shanghai Hode Information Technology Co., Ltd. ("Shanghai Hode").
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Shanghai Kuanyu Digital Technology Co., Ltd. ("Shanghai Kuanyu").
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Sharejoy Network Technology Co., Ltd.
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Shanghai Hehehe Culture Communication Co., Ltd
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Shanghai Anime Tamashi Cultural Media Co. Ltd.
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Bilibili HK Limited
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Hode HK Limited
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Bilibili Co., Ltd.
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Hode Shanghai Limited. ("Hode Technology")
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Shanghai Bilibili Technology Co., Ltd
Company's major subsidiaries and VIEs
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%